Organization, Basis of Presentation, and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Organization, Basis of Presentation, and Summary of Significant Accounting Policies

1. Organization, Basis of Presentation, and Summary of Significant Accounting Policies

Organization, Formation and Description of Business

AIAI Holdings Corporation (the “Company”) was formed as a Delaware corporation on July 19, 2024 under the name MXLII Corporation. On November 3, 2025, MXLII Corporation amended its certificate of incorporation to change its legal name to AIAI Holdings Corporation. The Company was formed for the purpose of completing a direct listing of the Company’s common equity on a U.S. stock exchange (“Direct Listing”) and creating an AI-powered ecosystem through acquiring, integrating, and scaling companies that have high potential for increased operating results through the application of AI.

Financial Statement Preparation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles as set forth in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“U.S. GAAP”) and in conjunction with the rules and regulations of the Securities and Exchange Commission (“SEC”).

Use of Estimates

The preparation of the accompanying financial statements and related disclosures in conformity with U.S. GAAP requires management to make judgments, assumptions and estimates that affect the amounts reported in the financial statements and accompanying notes. Estimates and judgments are based on various assumptions that the Company believes are reasonable under the circumstances. Actual results could differ from those estimates.

Commitments and Contingencies

The Company is not a party to any pending claims or legal proceedings and is not aware of any other claims that it believes could, individually or in the aggregate, have a material adverse effect on the Company’s financial position, results of operations or cash flows.

See Note 3. Transaction Advisory Costs for certain contingent fee arrangements that the Company has entered into with service providers.